Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Outstanding

At December 31, 2015 and March 31, 2016, the Company had the following debt outstanding:

	December 31,	March 31,
	2015	2016
Senior secured debt, net	$49,699	$49,660
Prepayment fee	2,438	2,530
Payment-in-kind (PIK) interest	10,956	13,250

Total senior secured debt, net	63,093	65,440

Other note payable, net	4,210	4,242
Payment-in-kind (PIK) interest	1,804	2,010

Total other note payable, net	6,014	6,252

Total debt	$69,107	$71,691

Total debt, short-term	$69,107	$16,691
Total debt, long-term	$—	$55,000

At December 31, 2014 and 2015, the Company had the following debt outstanding (in thousands):

	December 31,
	2014	2015
Senior secured debt, net	$45,209	$49,699
Prepayment fee	—	2,438
Payment-in-kind (PIK) interest	2,495	10,956

Total senior secured debt, net	47,704	63,093

Other note payable, net	4,095	4,210
Payment-in-kind (PIK) interest	1,046	1,804

Total other note payable, net	5,141	6,014

Total debt	$52,845	$69,107

Total debt, short-term	$52,845	$69,107
Total debt, long-term	$—	$—